Short-term bank loans and other debt - Short-term bank loans and other debt (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Short-term bank loans and other debt
Short-term bank loans and other debt	$ 62,364,365	$ 63,295,071
Loan from Hua Xia Bank Co., Ltd. | Loan From Hua Xia Bank Co Ltd Due March 21 2023 at 7.00 per annum
Short-term bank loans and other debt
Short-term bank loans and other debt	$ 3,895,164	3,953,295
Maturity date	Mar. 21, 2023
Stated rate	7.00%
Loan from Everbright Bank | Loan from Everbright Bank Due October 19, 2022 at 8.00% per annum
Short-term bank loans and other debt
Short-term bank loans and other debt	$ 4,145,568	4,207,435
Maturity date	Oct. 19, 2022
Stated rate	8.00%
Loan from Henan Zhongyuan Microfinance Co., Ltd | Loan from Henan Zhongyuan Microfinance Co., Ltd Due July 13, 2023, at 11.00% per annum
Short-term bank loans and other debt
Short-term bank loans and other debt	$ 4,103,834	4,165,078
Maturity date	Jul. 13, 2023
Stated rate	11.00%
Loan from Beijing Dingcheng Pawnshop Co., Ltd | Loan from Beijing Dingcheng Pawnshop Co., Ltd Due September 9, 2022 at 19.20% per annum
Short-term bank loans and other debt
Short-term bank loans and other debt	$ 1,530,243	1,553,080
Maturity date	Sep. 09, 2022
Stated rate	19.20%
Loan from Bank of Zhengzhou Co., Ltd | Loan from Bank of Zhengzhou Due March 28, 2023, at 6.50% per annum
Short-term bank loans and other debt
Short-term bank loans and other debt	$ 48,689,556	$ 49,416,183
Maturity date	Mar. 28, 2023
Stated rate	6.50%